Derivative Liability (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 2,576,000	$ 1,251,000	$ 1,256,000
Derivative liability from issuance of convertible debt and warrant	1,877,000
Gain on derivative liability	1,719,000
Change in fair value of derivative liability	1,167,000	$ (6,000)
Fair value of the derivative liability	$ 2,576,000